Consolidated Statements of Operations and Comprehensive Loss - USD ($)	3 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
INCOME
Interest income	$ 12,098	$ 10,104
Gain on marketable equity securities	20,799	41,003
Foreign currency gain	10,479	8,301
Total Other Income	43,376	59,408
EXPENSES
Corporate general and administrative (Note 2)	902,058	1,115,799
Siembra Minera Project and related costs (Note 6)	223,237	278,467
Exploration costs	8,189	23,519
Legal and accounting	398,606	321,453
Arbitration and settlement (Note 2)	18,177	80,304
Equipment holding costs	38,496	114,143
Total Expense	1,588,763	1,933,685
Net loss and comprehensive loss for the period	$ (1,545,387)	$ (1,874,277)
Net loss per share, basic and diluted	$ (0.02)	$ (0.02)
Weighted average common shares outstanding, basic and diluted	99,547,710	99,395,048